A summary of the Company’s investments at December 31, 2022 and December 31, 2021 is as follows: (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investment	$ 3,869,535	$ 5,112,068
Total investments	125,000	131,342
Guaranteed investment certificates [member]
IfrsStatementLineItems [Line Items]
Investment	$ 125,000	$ 131,342